3055 Olin Avenue

Suite 2000

San Jose, California 95128

Phone 800.366.7266

Fax 408.247.1108

http://www.loringward.com

April 2, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:                               SA Funds – Investment Trust (the “Registrant”)

File No. 333-70423

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Registrant’s prospectus and statement of additional information dated February 23, 2007 do not differ from that contained in Post-Effective Amendment No. 18 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed electronically via EDGAR on February 22, 2007 along with a request for acceleration of the effective date of such filing to February 23, 2007.  The acceleration request was granted and the Registrant began offering its shares to the public on April 2, 2007.

Please call me at 408-260-3127 if you have any questions with respect to this certification.

Sincerely,

SA FUNDS – INVESTMENT TRUST

/s/ Steven K. McGinnis
Steven K. McGinnis
Chief Compliance Officer

cc:	R. Darrell Mounts, Esq.
Thomas Reyes, Esq.